Note 12 - Related Party Transactions	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
12 .	Related Party Transactions

We are obligated to reimburse Emory University (a significant stockholder of the Company) for ongoing costs in connection with the filing, prosecution and maintenance of patent applications subject to a license agreement for technology associated with the vaccines we are developing. The expense associated with these ongoing patent cost reimbursements to Emory amounted to $113,914, $179,958, and $98,042 for the years ended December 31, 2015, 2014, and 2013, respectively.

In connection with a grant from the NIH (see Note 5), we entered into subcontracts with Emory University for the purpose of conducting research and development activities related to the grant. During 2015, 2014, and 2013, we recorded $-0-, $-0-, and $252,478, respectively, of expense associated with these subcontracts. All amounts paid to Emory under these subcontracts were reimbursable to us pursuant to the NIH grant.